NOTE 6 – INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		10.00%
Unrealized Gain (Loss) on Investments	$ 15,349